UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07626 )

Exact name of registrant as specified in charter: Putnam Municipal Opportunities Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30, 2007

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (152.1%)(a)
	Rating	Principal	Value
	(RAT)	amount

Alabama (0.2%)

Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/25	B/P	$400,000	$411,752

Arizona (1.4%)

AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	750,000	857,663
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	950,000	1,049,674
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BB+/P	465,000	477,202
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	500,000	478,300

			2,862,839

Arkansas (1.4%)

Independence Cnty., Poll. Control Rev. Bonds (Entergy,
Inc.), 5s, 1/1/21	A-	1,000,000	1,005,600
Jefferson Cnty., Poll. Control Rev. Bonds (Entergy AK,
Inc.), 4.6s, 10/1/17	A-	200,000	199,642
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27
(Prerefunded)	BB/P	1,000,000	1,073,510
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.)
Ser. A, 5s, 2/1/35	AAA/P	250,000	247,005
Ser. B, 5s, 2/1/25	Baa2	250,000	251,893

			2,777,650

California (27.3%)

CA Edl. Fac. Auth. Rev. Bonds (U. of the Pacific), 5s,
11/1/21	A2	450,000	464,427
CA State G.O. Bonds
5 1/8s, 4/1/23	A+	500,000	521,675
5.1s, 2/1/34	A+	750,000	759,270
5s, 5/1/22	A+	4,000,000	4,151,800
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
6s, 5/1/15 (Prerefunded)	Aaa	2,000,000	2,248,840
AMBAC, 5 1/2s, 5/1/16 (Prerefunded)	Aaa	2,000,000	2,197,580
CA State Econ. Recvy. G.O. Bonds, Ser. A, 5s, 7/1/16	Aa3	1,000,000	1,044,150
CA State Pub. Wks. Board Rev. Bonds (Dept. of Hlth.
Svcs. Richmond Laboratory), Ser. B, XLCA, 5s, 11/1/22	Aaa	1,810,000	1,883,269
CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	1,750,000	1,753,787
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	250,000	248,855
Chula Vista COP, MBIA, 5s, 8/1/32	AAA	4,000,000	4,119,480
Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas),
Ser. B, 5s, 12/1/27	A1	575,000	581,912
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	B-/P	576,000	494,772
Golden State Tobacco Securitization Corp. Rev. Bonds,
Ser. 03 A-1, 5s, 6/1/21	BBB	625,000	627,675
Metro. Wtr. Dist. FRN (Southern CA Wtr. Works),
2.637s, 8/10/18	AA+	3,000,000	3,000,000
Metro. Wtr. Dist. IFB (Southern CA Waterworks),
8.542s, 8/10/18	AA+	3,000,000	3,771,300
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1

-Westpark), 5 1/4s, 9/1/25	BB/P	875,000	881,248
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 97-01, 5s, 9/1/29	BB/P	1,190,000	1,180,290
Sacramento, City Unified School Dist. G.O. Bonds
(Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,064,740
San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A,
MBIA, 6 1/2s, 8/1/17	Aaa	5,000,000	5,794,900
San Diego Cnty., COP, AMBAC
5 5/8s, 9/1/12	Aaa	6,000,000	6,321,540
5 1/2s, 9/1/07	Aaa	6,000,000	6,121,200
San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area
Redev. Project), MBIA, 5s, 8/1/32	Aaa	2,500,000	2,555,350
Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds,
7.65s, 8/1/21	BB-/P	745,000	816,848
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	1,300,000	1,341,496

			54,946,404

Delaware (0.8%)

GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2,
4.9s, 10/31/39	A3	1,500,000	1,518,150

District of Columbia (9.2%)

DC G.O. Bonds, Ser. A, 6s, 6/1/26 (Prerefunded) (SEG)	A2	12,450,000	12,927,333
DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s,
10/1/28	Aaa	5,550,000	5,700,849

			18,628,182

Florida (4.3%)

FL Hsg. Fin. Corp. Rev. Bonds (Homeowner Mtge.), Ser.
5, 5s, 7/1/34	Aa2	860,000	884,828
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 1/4s,
6/1/20	BBB+	2,000,000	2,072,900
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Hlth.), Ser. A, 5s, 11/15/21	A+	250,000	256,330
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance
Cmnty.), Ser. C, 5 1/2s, 11/15/29	BBB-	1,000,000	1,000,410
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	500,000	551,525
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	800,000	836,552
St. Lucie Cnty., School Board COP (Master Lease), Ser.
A, FSA, 5s, 7/1/26	Aaa	1,965,000	2,036,330
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s,
5/1/15	BB-/P	400,000	400,192
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds,
5.4s, 5/1/37	BB-/P	150,000	150,194
Wentworth Estates Cmnty., Dev. Dist. Special Assmt.
Bonds, Ser. B, 5 1/8s, 11/1/12	BB-/P	400,000	401,472

			8,590,733

Georgia (6.1%)

Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC, 5 5/8s, 1/1/30	Aaa	3,000,000	3,131,280
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, FSA, 5s, 11/1/24	Aaa	4,000,000	4,155,760
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (GA Power Co.), 4.45s, 12/1/08	A2	1,500,000	1,519,785
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Pacific
Corp.), 6 1/2s, 6/1/31	B2	900,000	951,435
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev.
Bonds (Visay Paper, Inc.), 7.4s, 1/1/16	B+/P	1,075,000	1,078,924
Savannah, Econ. Dev. Auth. Poll. Control Rev. Bonds
(Intl. Paper Co.), Ser. A, 5.1s, 8/1/14	BBB	1,500,000	1,533,585

			12,370,769

Hawaii (0.6%)

HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa	895,000	883,678
HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A,
FNMA Coll., 5 3/4s, 7/1/30	Aaa	410,000	411,681

			1,295,359

Idaho (0.3%)

ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	625,000	633,106

Illinois (5.0%)

IL Hsg. Dev. Auth. Multi-Fam. Hsg. Rev. Bonds, Ser.
91-A, 8 1/4s, 7/1/16	A1	5,790,000	5,833,425
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA,

5s, 1/1/23	Aaa	2,250,000	2,351,903
Metropolitan Pier & Exposition Auth. Rev. Bonds
(McCormack Place Expansion Project), MBIA, 5s, 12/15/28	Aaa	1,770,000	1,807,011

			9,992,339

Indiana (7.4%)

Carmel Clay, Indl. Parks Bldg. Corp. Rev. Bonds, MBIA,
5s, 1/15/26	Aaa	2,000,000	2,068,180
Fairfield, School Bldg. Corp. Ind. Rev. Bonds, FGIC,
5s, 7/15/24	Aaa	3,000,000	3,099,750
GCS School Bldg. Corp. Rev. Bonds (First Mtg.), FSA,
5s, 7/15/26	Aaa	1,000,000	1,027,010
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	AAA	2,695,000	2,777,575
IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX
Corp.), 5.6s, 12/1/32	Baa1	2,100,000	2,160,711
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	2,500,000	2,571,350
Rockport, Poll. Control Mandatory Put Bonds (Indiana
Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	Baa2	1,300,000	1,295,853

			15,000,429

Iowa (1.2%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA	955,000	1,189,577
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-/F	605,000	601,642
IA State Higher Ed. Loan Auth. Rev. Bonds (Wartburg),
Ser. A, 5s, 10/1/21	BBB-/F	605,000	604,958

			2,396,177

Kansas (0.3%)

Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	261,792
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.), 5s,
10/1/16	A1	300,000	314,265

			576,057

Louisiana (0.7%)

LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	950,000	952,746
LA Pub. Fac. Auth. Rev. Bonds (Pennington Med.
Foundation), 5s, 7/1/16	A3	350,000	362,135

			1,314,881

Maine (0.3%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	Ba2	600,000	651,228

Massachusetts (2.7%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,875,000	2,037,638
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,375,790
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,800,000	1,939,770

			5,353,198

Michigan (5.1%)

Detroit, G.O. Bonds, Ser. A, FGIC, 5s, 7/1/30	Aaa	4,500,000	4,601,970
MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo
College), 5 1/2s, 12/1/18	A1	500,000	531,760
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,047,160
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	1,200,000	1,191,828
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded)	AAA/P	1,650,000	1,836,566
Midland Cnty., Econ. Dev. Corp. Rev. Bonds, 6 3/4s,
7/23/09	B	1,000,000	1,020,090

			10,229,374

Minnesota (2.1%)

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.),
4.95s, 7/1/22	A	3,000,000	3,007,650
MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser.
B, 5s, 7/1/34	AA+	625,000	642,075

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	450,000	485,447

			4,135,172

Mississippi (1.1%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.)
5.9s, 5/1/22	BBB-	1,000,000	1,004,800
5 7/8s, 4/1/22	BBB-	580,000	581,839
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	615,000	640,209

			2,226,848

Missouri (2.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,
6/1/16	A+	1,750,000	1,858,115
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U.), Ser. A, 5s, 2/15/33	AAA	2,500,000	2,567,200
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. C-1, GNMA Coll., FNMA Coll., 7.15s, 3/1/32	AAA	700,000	718,886
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	600,000	632,760

			5,776,961

Montana (0.5%)

Forsyth, Poll. Control Mandatory Put Bonds (Avista
Corp.), AMBAC, 5s, 12/30/08	Aaa	1,075,000	1,096,930

Nevada (5.1%)

Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.),
FGIC, 5 5/8s, 11/1/19 (Prerefunded)	Aaa	3,505,000	3,701,595
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, FGIC, 5 1/8s,
7/1/26	Aaa	5,000,000	5,205,850
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/25	BB/P	700,000	684,880
Henderson, Local Impt. Dist. Special Assmt.
(No. T-16), 5 1/8s, 3/1/25	BB-/P	200,000	199,162
(No. T-17), 5s, 9/1/25	BB-/P	175,000	172,874
Henderson, Local Impt. Dist. Special Assmt. Bonds (No.
T-16), 5.1s, 3/1/21	BB-/P	310,000	309,671

			10,274,032

New Hampshire (1.8%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Riverwoods at Exeter), Ser. A, 6 1/2s, 3/1/23	BB+/P	1,450,000	1,477,362
Ser. 05, 6 3/8s, 1/1/27	BBB-	765,000	782,664
Ser. 05, 6 3/8s, 1/1/27 (Prerefunded)	BBB-	270,000	278,165
NH Higher Edl. & Hlth. Facs. Auth. Rev. Bonds (NH
College), 6 3/8s, 1/1/27 (Prerefunded)	BBB-	215,000	221,502
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	950,000	926,507

			3,686,200

New Jersey (7.9%)

Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/18	Aaa	1,150,000	1,234,721
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Terminal), MBIA, 5 1/4s, 1/1/20	Aaa	1,000,000	1,066,900
NJ Econ. Dev. Auth. Rev. Bonds
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,500,000	1,587,315
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	2,000,000	2,073,960
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	4,200,000	1,766,982
NJ State Edl. Fac. Auth. Rev. Bonds (Rowan U.), Ser.
C, MBIA, 5s, 7/1/23	Aaa	1,840,000	1,920,518
Passaic Cnty., Impt. Auth. Lease Rev. Bonds (Preakness
Hlth. Care Ctr.), AMBAC
5s, 5/1/25	Aaa	2,505,000	2,596,382
5s, 5/1/24	Aaa	2,385,000	2,473,746
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/4s,
6/1/39	BBB	1,150,000	1,282,687

			16,003,211

New Mexico (0.4%)

NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 5.82s,

9/1/33	AAA	860,000	899,259

New York (12.0%)

Buffalo, G.O. Bonds, Ser. D, FGIC, 5 1/2s, 12/15/13	Aaa	1,000,000	1,070,750
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
Ser. A, U.S. Govt. Coll., 5 3/4s, 12/1/24 (Prerefunded)	AAA	750,000	784,448
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C,
5 5/8s, 11/15/24	Baa3	500,000	526,985
NY City, G.O. Bonds
Ser. C, 5 1/4s, 8/1/11	AA-	3,000,000	3,171,030
Ser. J/J-1, 5s, 6/1/21	AA-	1,000,000	1,040,910
NY City, City Transitional Fin. Auth. Rev. Bonds,
AMBAC, 5 1/4s, 8/1/15	Aaa	1,000,000	1,069,340
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC, 5s,
7/1/25	Aaa	500,000	520,775
NY City, Indl. Dev. Agcy. Rev. Bonds
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	B-/P	400,000	425,920
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BBB-	750,000	794,003
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	2,100,000	2,150,253
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	200,000	189,614
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement), 6s, 6/1/43	BBB	1,500,000	1,572,495
NY State Dorm. Auth. Rev. Bonds, Ser. A, 5 1/2s,
3/15/13	AAA	2,000,000	2,182,520
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	2,000,000	2,062,860
NY State Hwy. Auth. Rev. Bonds (Hwy. & Bridge Trust
Fund), Ser. B, FGIC, 5s, 4/1/17	AAA	1,500,000	1,599,795
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay
Paperboard, LLC), 7s, 11/1/30 (acquired 06/30/04, cost
$830,184) (RES)	BB/P	800,000	835,632
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (JFK
Intl. Air Term. - 6), MBIA, 5.9s, 12/1/17	Aaa	1,500,000	1,565,655
Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. A
5s, 1/1/32 (Prerefunded)	AAA	2,125,000	2,250,736
5s, 1/1/32	Aa2	375,000	382,459

			24,196,180

North Carolina (0.8%)

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,500,000	1,629,510

Ohio (6.7%)

Cleveland, G.O. Bonds, Ser. A, AMBAC, 5s, 10/1/15	Aaa	2,185,000	2,342,429
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	Aaa	5,700,000	5,916,429
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13	CCC+	500,000	486,690
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/25	Aaa	1,355,000	1,411,842
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,107,860
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	2,313,432

			13,578,682

Oklahoma (0.5%)

OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	950,000	1,006,573

Pennsylvania (8.3%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Pittsburgh Mercy Hlth. Syst. ), AMBAC, 5 5/8s,
8/15/26 (Prerefunded)	Aaa	5,000,000	5,146,750
Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory
Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2	1,350,000	1,342,197
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	460,000	462,217
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	690,000	722,285
Hempfield, Area School Dist. G.O. Bonds (Westmoreland
Cnty.), Ser. A, FGIC, 5 1/4s, 3/15/21	Aaa	4,000,000	4,266,320
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	1,500,000	1,574,565
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1	1,000,000	1,027,160
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	700,000	698,243
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,450,000	1,554,850

			16,794,587

Puerto Rico (0.1%)

Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	207,506

Rhode Island (0.1%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/4s, 6/1/42	BBB	200,000	209,810

South Carolina (6.4%)

Greenwood Cnty., Hosp. Rev. Bonds (Memorial Hosp.),
5 1/2s, 10/1/26	A2	500,000	521,130
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	750,000	787,523
SC Jobs Econ. Dev. Auth. Hosp. Fac. (Palmetto Hlth.),
Ser. C, 6s, 8/1/20	Baa1	140,000	150,398
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,110,000	1,245,720
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/29	Aaa	5,000,000	5,149,500
SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B,
6 3/8s, 5/15/30	BBB	2,135,000	2,402,430
SC Trans. Infrastructure Bk. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/1/27	Aaa	2,460,000	2,560,147

			12,816,848

South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. Rev. Bonds, Ser. B,
6 1/2s, 6/1/32	BBB	450,000	488,520
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4 1/2s, 5/1/17	AAA	500,000	507,150

			995,670

Tennessee (1.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	2,750,000	3,185,710

Texas (10.7%)

Bexar Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds (St.
Luke's Hlth. Syst.), FSA, 6.1s, 11/15/23 (Prerefunded)	Aaa	4,000,000	4,110,720
Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds,
Ser. A, PSFG, 5s, 2/15/26	Aaa	2,020,000	2,078,701
El Paso, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG,
5 1/4s, 8/15/21	AAA	2,345,000	2,493,298
Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas
Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa	750,000	765,465
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	610,000	640,579
McKinney, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/4s, 2/15/20	Aaa	3,185,000	3,406,198
Sabine River Auth. Rev. Bonds (TXU Electric), Ser. C,
5.2s, 5/1/28	Baa2	1,500,000	1,537,500
San Antonio Wtr. Rev. Bonds, Ser. A, FSA, 5s, 5/15/32	Aaa	2,000,000	2,038,040
Snyder, Indpt. School Dist. G.O. Bonds (School Bldg.),
AMBAC, 5 1/4s, 2/15/25	AAA	1,280,000	1,358,554
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/29	Baa3	2,000,000	2,080,700
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds
(Single Fam.), Ser. B, FSA, 4 1/4s, 9/1/26	Aaa	990,000	992,089

			21,501,844

Utah (1.0%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	Aaa	2,000,000	2,003,140

Virginia (2.1%)

Fredericksburg, Indl. Dev. Auth. Rev. Bonds (Medicorp
Hlth. Syst.), Ser. B, 5 1/8s, 6/15/33	A3	500,000	506,665
Front Royal & Warren Cnty., Indl. Dev. Auth. Lease
Rev. Bonds (School Cap. Impt.), Ser. B, FSA, 5s, 4/1/29	Aaa	2,500,000	2,580,100
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	1,000,000	1,051,170

			4,137,935

Washington (5.9%)

Chelan Cnty. Dev. Corp. Rev. Bonds (Alcoa), 5.85s,
12/1/31	A2	4,000,000	4,071,160
King Cnty., G.O. Bonds, Ser. C, 6 1/4s, 1/1/32	AAA	2,250,000	2,316,713
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,215,000	1,326,561
WA State G.O. Bonds (Motor Vehicle Fuel), Ser. B,
MBIA, 5s, 7/1/24	Aaa	4,000,000	4,147,920

			11,862,354

West Virginia (0.6%)

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	1,300,000	1,306,747

Wisconsin (4.3%)

Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28	BBB	2,600,000	2,876,432
6 3/8s, 6/1/32	BBB	2,500,000	2,687,400
WI Hsg. & Econ. Dev. Auth. Rev. Bonds (Home
Ownership), Ser. D, 4 7/8s, 3/1/36	Aa2	500,000	511,490
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton
Franciscan), 5 3/4s, 8/15/30	A2	2,400,000	2,540,040

			8,615,362

TOTAL INVESTMENTS
Total investments (cost $306,497,810)(b)			$317,695,698

FUTURES CONTRACTS OUTSTANDING at 7/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 10 yr (Short)	37	$3,923,156	Sep-06	$(19,762)

NOTES

(a) Percentages indicated are based on net assets of $201,510,474.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F".

(b) The aggregate identified cost on a tax basis is $306,479,231, resulting in gross unrealized appreciation and depreciation of $12,750,657 and $1,534,190, respectively, or net unrealized appreciation of $11,216,467.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2006 was $835,632 or 0.4% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Mandatory Put Bonds and Floating Rate Notes (FRN) are the current interest rates at July 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2006.

The fund had the following industry group concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

Health care	32.6%
Utilities	20.9
Education	19.1
Transportation	15

The fund had the following insurance concentrations greater than 10% at July 31, 2006 (as a percentage of net assets):

AMBAC	23.0%
FGIC	16.3
MBIA	14.1
FSA	13.5

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006